Summary of Significant Accounting Policies, Loans Receivable Held for Investment (FY) (Details)	12 Months Ended
Dec. 31, 2019
Loans Receivable Held for Investment [Abstract]
Delinquency period for interest income to be discontinued on loans	90 days